Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Cash and cash equivalents in excess of insured limit	$ 39,720,000	$ 39,720,000	$ 54,178,000
Anti-dilutive securities excluded from the calculation of diluted earnings per share	1,392,500	1,392,500	670,000
Maximum
Significant Accounting Policies [Line Items]
Cash equivalents, original maturity		3 months	3 months
Property and equipment, useful lives		5 years	5 years
Minimum
Significant Accounting Policies [Line Items]
Property and equipment, useful lives		3 years	3 years